CONSOLIDATED BALANCE SHEETS - CAD CAD in Millions	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents (Note 11)	CAD 226	CAD 476
Restricted cash and cash equivalents (Note 19)	0	411
Accounts receivable, net (Note 12)	702	580
Materials and supplies	177	165
Deferred income taxes (Note 7)	56	344
Other current assets	116	53
Total current assets	1,277	2,029
Investments (Note 14)	112	92
Properties (Note 15)	14,438	13,327
Assets held for sale (Notes 3 and 13)	182	222
Goodwill and intangible assets (Note 16)	176	162
Pension asset (Note 24)	304	1,028
Other assets (Notes 2, 17 and 32)	117	163
Total assets	16,606	17,023
Current liabilities
Accounts payable and accrued liabilities (Note 18)	1,277	1,189
Long-term debt maturing within one year (Note 19)	134	189
Total current liabilities	1,411	1,378
Pension and other benefit liabilities (Note 24)	755	657
Other long-term liabilities (Note 21)	432	338
Long-term debt (Notes 2 and 19)	5,625	4,650
Deferred income taxes (Note 7)	2,773	2,903
Total liabilities	10,996	9,926
Shareholders' equity
Share capital (Note 23) Authorized unlimited common shares without par value. Issued and outstanding are 166.1 million and 175.4 million at December 31, 2014 and 2013, respectively.	CAD 2,185	CAD 2,240
Authorized unlimited number of first and second preferred shares; none outstanding.
Additional paid-in capital	CAD 36	CAD 34
Accumulated other comprehensive loss (Note 9)	(2,219)	(1,503)
Retained earnings	5,608	6,326
Total Shareholders' equity	5,610	7,097
Total liabilities and shareholders' equity	CAD 16,606	CAD 17,023